SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Aug. 03, 2026	Jun. 30, 2026	Dec. 31, 2025	Mar. 28, 2023
Subsequent Event [Line Items]
Class A ordinary share par value		$ 0.000016666667	$ 0.000016666667	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Sales agreement value	$ 9,800,000
Class A ordinary share par value	$ 0.000016666667